UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan International Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010(Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.5%
		Argentina — 0.1%
255		Telecom Argentina S.A., Class B (a) (m)	859

		Australia — 4.5%
25		ABC Learning Centres Ltd. (a) (f) (m)	—
22		AGL Energy Ltd. (m)	268
120		Alumina Ltd. (a) (m)	164
61		Amcor Ltd. (m)	317
99		AMP Ltd. (m)	547
20		Aristocrat Leisure Ltd. (c)	70
30		Arrow Energy Ltd. (a) (m)	103
140		Asciano Group (a) (m)	209
8		ASX Ltd. (m)	252
123		Australia & New Zealand Banking Group Ltd. (m)	2,350
50		AXA Asia Pacific Holdings Ltd. (m)	286
17		Bendigo and Adelaide Bank Ltd. (m)	147
449		BGP Holdings Beneficial Interest Share (a) (m)	—
165		BHP Billiton Ltd. (m)	5,722
10		Billabong International Ltd. (c)	91
91		BlueScope Steel Ltd. (m)	210
29		Boral Ltd. (m)	135
69		Brambles Ltd. (m)	395
7		Caltex Australia Ltd. (a) (c)	54
88		CFS Retail Property Trust (m)	144
27		Coca-Cola Amatil Ltd. (m)	265
3		Cochlear Ltd. (m)	153
74		Commonwealth Bank of Australia (m)	3,491
22		Computershare Ltd. (m)	227
24		Crown Ltd. (m)	167
29		CSL Ltd. (m)	807
73		CSR Ltd. (m)	117
235		Dexus Property Group (m)	171
3		Energy Resources of Australia Ltd. (m)	61
105		Fairfax Media Ltd. (c)	159
62		Fortescue Metals Group Ltd. (a) (c)	247
95		Foster's Group Ltd. (m)	449
66		Goodman Fielder Ltd. (m)	90
303		Goodman Group (m)	154
427		GPT Group (m)	213
26		Harvey Norman Holdings Ltd. (c)	86
79		Incitec Pivot Ltd. (m)	234
102		Insurance Australia Group Ltd. (m)	340
7		Leighton Holdings Ltd. (c)	243
22		Lend Lease Corp., Ltd. (m)	179
23		Macquarie Atlas Roads Group (a)	18
16		Macquarie Group Ltd. (m)	717
113		Macquarie Infrastructure Group (m)	120
37		Map Group (m)	91
38		Metcash Ltd. (m)	143
134		Mirvac Group (m)	171
103		National Australia Bank Ltd. (m)	2,389
24		Newcrest Mining Ltd. (m)	659
9		Nufarm Ltd. (c)	77
66		OneSteel Ltd. (m)	180
18		Orica Ltd. (m)	376
43		Origin Energy Ltd. (m)	607
154		OZ Minerals Ltd. (a) (m)	143
32		Paladin Energy Ltd. (a) (c)	103
54		Qantas Airways Ltd. (m)	136
50		QBE Insurance Group Ltd. (m)	1,001
21		Rio Tinto Ltd. (m)	1,275
41		Santos Ltd. (m)	472
8		Sims Metal Management Ltd. (m)	146
18		Sonic Healthcare Ltd. (m)	227
66		SP AusNet (m)	52
117		Stockland (m)	384
62		Suncorp-Metway Ltd. (m)	484
30		TABCORP Holdings Ltd. (m)	187
59		Tatts Group Ltd. (m)	120
212		Telstra Corp., Ltd. (m)	624
33		Toll Holdings Ltd. (m)	248
57		Transurban Group (m)	262
49		Wesfarmers Ltd. (m)	1,193
7		Wesfarmers Ltd. (m)	179
102		Westfield Group (m)	1,134
144		Westpac Banking Corp. (m)	3,025
26		Woodside Petroleum Ltd. (m)	977
60		Woolworths Ltd. (m)	1,379
8		WorleyParsons Ltd. (m)	169

			38,785
		Austria — 1.6%
1		Andritz AG (m)	76
82		Erste Group Bank AG (m)	3,105
188		Immoeast AG (a) (c)	914
2		IMMOFINANZ AG (a) (c)	6
—	(h)	Mayr Melnhof Karton AG (m)	40
65		OMV AG (m)	2,557
23		Raiffeisen International Bank Holding AG (c)	1,126
135		Telekom Austria AG (m)	1,857
33		Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A (m)	1,370
17		Vienna Insurance Group (m)	792
51		Voestalpine AG (m)	1,788

			13,631
		Belgium — 2.0%
132		Anheuser-Busch InBev N.V. (m)	6,595
27		Belgacom S.A. (m)	993
6		Cie Nationale a Portefeuille (m)	313
3		Colruyt S.A. (m)	619
19		Delhaize Group (m)	1,507
94		Dexia S.A. (a) (c)	580
418		Fortis (a) (m)	1,471
15		Groupe Bruxelles Lambert S.A. (m)	1,349
30		KBC Groep N.V. (a) (m)	1,300
5		Mobistar S.A. (c)	335
11		Solvay S.A., Class A (c)	1,137
20		UCB S.A. (m)	882
22		Umicore (m)	668

			17,749
		Bermuda — 0.2%
1		Frontline Ltd. (c)	19
58		Seadrill Ltd.	1,326

			1,345
		Brazil — 0.1%
20		Cia Vale do Rio Doce (m)	524
32		Petroleo Brasileiro S.A. (m)	649

			1,173
		Chile — 0.6%
2,501		Banco Santander Chile S.A. (m)	153
14		CAP S.A. (m)	466
8		Cia Cervecerias Unidas S.A., ADR (m)	312
10		Embotelladora Andina S.A., Class B, ADR (m)	195
366		Empresa Nacional de Electricidad S.A. (m)	626
11		Empresas CMPC S.A. (m)	502
46		Empresas COPEC S.A. (m)	736
51		Enersis S.A., ADR (m)	1,167
14		Lan Airlines S.A. (m)	229
75		SACI Falabella (m)	422

			4,808
		China — 0.6%
131		BYD Co., Ltd., Class H (a) (m)	949
657		China Construction Bank Corp., Class H (m)	502
104		China Life Insurance Co., Ltd., Class H (m)	459
84		China Mobile Ltd. (m)	793
574		Datang International Power Generation Co., Ltd., Class H (m)	243
65		Foxconn International Holdings Ltd. (a) (m)	68
314		Huaneng Power International, Inc., Class H (c)	175
603		PetroChina Co., Ltd., Class H (m)	673
128		Shui On Land Ltd. (m)	60
102		Tingyi Cayman Islands Holding Corp. (m)	220
75		Yangzijiang Shipbuilding Holdings Ltd. (m)	56
231		Yanzhou Coal Mining Co., Ltd., Class H (m)	452
503		Zhejiang Expressway Co., Ltd., Class H (m)	435

			5,085
		Cyprus — 0.1%
101		Bank of Cyprus Public Co., Ltd. (m)	635
18		Prosafe Production Public Ltd. (a) (m)	36
10		ProSafe SE (m)	54

			725
		Denmark — 1.3%
—	(h)	A P Moller - Maersk A/S, Class B (m)	1,311
—	(h)	A P Moller - Maersk A/S, Class A (m)	532
3		Bang & Olufsen A/S, Class B (a) (m)	37
14		Carlsberg A/S, Class B (m)	1,022
3		Coloplast A/S, Class B (m)	329
57		Danske Bank A/S (a) (m)	1,357
27		DSV A/S (a) (m)	477
6		H Lundbeck A/S (m)	113
1		Jyske Bank A/S (a) (m)	25
55		Novo Nordisk A/S, Class B (m)	3,743
5		Novozymes A/S, Class B (m)	545
2		Topdanmark A/S (a) (m)	246
3		TrygVesta A/S (m)	187
26		Vestas Wind Systems A/S (a) (m)	1,380
2		William Demant Holding (a) (m)	184

			11,488
		Finland — 0.9%
10		Elisa OYJ (m)	211
29		Fortum OYJ (m)	737
4		Kesko OYJ, Class B (m)	141
9		Kone OYJ, Class B (m)	349
9		Metso OYJ (m)	312
8		Neste Oil OYJ (m)	132
253		Nokia OYJ (m)	3,470
6		Nokian Renkaat OYJ (m)	139
5		Orion OYJ, Class B (m)	105
7		Outokumpu OYJ (m)	133
14		Pohjola Bank plc (m)	141
6		Rautaruukki OYJ (m)	115
26		Sampo OYJ, Class A (m)	636
3		Sanoma OYJ (m)	73
37		Stora Enso OYJ, Class R (a) (c)	227
35		UPM-Kymmene OYJ (m)	382
6		Wartsila OYJ (c)	273

			7,576
		France — 9.9%
13		Accor S.A. (m)	676
3		Aeroports de Paris (m)	197
14		Air France-KLM (a) (m)	221
22		Air Liquide S.A. (m)	2,292
199		Alcatel-Lucent (a) (m)	672
18		Alstom S.A. (m)	1,202
5		Atos Origin S.A. (a) (m)	222
151		AXA S.A. (m)	3,112
1		BioMerieux (m)	107
82		BNP Paribas (m)	5,872
20		Bouygues S.A. (m)	961
4		Bureau Veritas S.A. (m)	208
12		Cap Gemini S.A. (m)	538
55		Carrefour S.A. (m)	2,667
5		Casino Guichard Perrachon S.A. (m)	390
5		Christian Dior S.A. (m)	550
33		Cie de Saint-Gobain (m)	1,588
14		Cie Generale de Geophysique-Veritas (a) (m)	346
18		Cie Generale d'Optique Essilor International S.A. (m)	1,072
4		CNP Assurances (m)	312
13		Compagnie Generale des Etablissements Michelin, Class B (m)	1,002
81		Credit Agricole S.A. (m)	1,274
47		Danone (m)	2,703
6		Dassault Systemes S.A. (m)	352
21		EDF (m)	1,116
3		Eiffage S.A. (m)	154
1		Eramet (c)	155
3		Eurazeo (m)	195
9		Eutelsat Communications (m)	293
2		Fonciere Des Regions (m)	175
161		France Telecom S.A. (m)	3,692
109		GDF Suez (m)	4,119
2		Gecina S.A. (m)	196
5		Hermes International (m)	658
1		ICADE (c)	139
1		Iliad S.A. (m)	160
2		Imerys S.A. (m)	126
3		Ipsen S.A. (m)	146
4		JC Decaux S.A. (a) (c)	115
8		Klepierre (m)	300
18		Lafarge S.A. (m)	1,301
9		Lagardere SCA (m)	367
7		Legrand S.A. (m)	216
21		L'Oreal S.A. (m)	2,234
21		LVMH Moet Hennessy Louis Vuitton S.A. (m)	2,339
7		M6-Metropole Television (m)	178
82		Natixis (a) (c)	378
3		Neopost S.A. (m)	210
10		PagesJaunes Groupe (m)	111
17		Pernod-Ricard S.A. (m)	1,360
13		Peugeot S.A. (a) (m)	421
7		PPR (m)	810
9		Publicis Groupe SA (m)	380
16		Renault S.A. (a) (m)	753
19		Safran S.A. (m)	368
92		Sanofi-Aventis S.A. (m)	6,777
20		Schneider Electric S.A. (m)	2,092
16		SCOR SE (m)	361
3		Societe BIC S.A. (m)	206
2		Societe Des Autoroutes Paris-Rhin-Rhone (a) (c)	119
56		Societe Generale (m)	3,227
11		Societe Television Francaise 1 (m)	182
8		Sodexo (a)	456
22		Suez Environnement Co. (m)	506
9		Technip S.A. (m)	614
8		Thales S.A. (m)	342
183		Total S.A. (m)	10,598
8		Unibail-Rodamco (m)	1,699
5		Vallourec (m)	824
36		Veolia Environnement (m)	1,178
39		Vinci S.A. (m)	2,068
108		Vivendi S.A. (m)	2,800

			85,750
		Germany — 12.2%
29		Adidas AG (m)	1,464
67		Allianz SE (m)	7,430
136		BASF SE (m)	7,753
123		Bayer AG (m)	8,406
49		Bayerische Motoren Werke AG (m)	2,085
13		Beiersdorf AG (m)	786
13		Celesio AG (m)	365
108		Commerzbank AG (a) (c)	836
134		Daimler AG (m)	6,174
89		Deutsche Bank AG (m)	5,414
30		Deutsche Boerse AG (m)	1,965
39		Deutsche Lufthansa AG (m)	631
127		Deutsche Post AG (m)	2,208
13		Deutsche Postbank AG (a) (c)	395
422		Deutsche Telekom AG (m)	5,460
284		E.ON AG (m)	10,431
6		Fraport AG Frankfurt Airport Services Worldwide (m)	315
28		Fresenius Medical Care AG & Co. KGaA (m)	1,440
4		Fresenius SE (m)	267
24		GEA Group AG (m)	494
—	(h)	Hamburger Hafen und Logistik AG	7
8		Hannover Rueckversicherung AG (a) (m)	386
21		HeidelbergCement AG (m)	1,257
1		Heidelberger Druckmaschinen AG (a) (c)	6
20		Henkel AG & Co. KGaA (m)	872
6		Hochtief AG (m)	439
161		Infineon Technologies AG (a) (m)	889
25		K+S AG (m)	1,417
23		Linde AG (m)	2,517
16		MAN AG (m)	1,060
10		Merck KGaA (m)	854
17		Metro AG (m)	927
29		Muenchener Rueckversicherungs AG (m)	4,324
1		Puma AG Rudolf Dassler Sport (m)	213
62		RWE AG (m)	5,491
6		Salzgitter AG (m)	513
128		SAP AG (m)	5,830
122		Siemens AG (c)	10,866
12		Solarworld AG (c)	199
9		Suedzucker AG (c)	207
49		ThyssenKrupp AG (c)	1,562
23		TUI AG (a) (c)	216
17		United Internet AG (a) (c)	256
6		Volkswagen AG (c)	562
3		Wacker Chemie AG (m)	331

			105,520
		Greece — 0.9%
91		Alpha Bank AE (a) (m)	878
33		Coca Cola Hellenic Bottling Co. S.A. (m)	762
59		EFG Eurobank Ergasias S.A. (a) (m)	504
16		Hellenic Petroleum S.A. (m)	193
43		Hellenic Telecommunications Organization S.A. (m)	589
22		Intracom Holdings S.A. (a) (m)	32
121		Marfin Investment Group S.A. (a) (m)	334
113		National Bank of Greece S.A. (a) (m)	2,469
41		OPAP S.A. (m)	897
54		Piraeus Bank S.A. (a) (m)	458
30		Public Power Corp. S.A. (a)	558
8		Titan Cement Co. S.A. (m)	241
2		Viohalco (m)	10

			7,925
		Hong Kong — 0.8%
6		ASM Pacific Technology Ltd. (m)	49
43		Bank of East Asia Ltd. (m)	147
165		Belle International Holdings Ltd. (m)	186
109		BOC Hong Kong Holdings Ltd. (m)	227
36		Cathay Pacific Airways Ltd. (a) (m)	59
41		Cheung Kong Holdings Ltd. (m)	484
14		Cheung Kong Infrastructure Holdings Ltd. (m)	52
—	(h)	China Mobile Ltd., ADR (m)	22
20		Chinese Estates Holdings Ltd. (m)	32
59		CLP Holdings Ltd. (m)	398
35		Esprit Holdings Ltd. (m)	244
222		Genting Singapore plc (a) (c)	166
24		Hang Lung Group Ltd. (m)	108
61		Hang Lung Properties Ltd. (m)	207
22		Hang Seng Bank Ltd. (m)	305
32		Henderson Land Development Co., Ltd. (m)	202
116		Hong Kong & China Gas Co., Ltd. (m)	252
2		Hong Kong Aircraft Engineerg Co., Ltd. (m)	25
30		Hong Kong Exchanges and Clearing Ltd. (m)	506
41		HongKong Electric Holdings Ltd. (m)	229
2		Hopewell Highway Infrastructure Ltd. (m)	1
18		Hopewell Holdings Ltd. (m)	53
32		Hutchison Telecommunications Hong Kong Holdings Ltd. (m)	5
61		Hutchison Whampoa Ltd. (m)	417
18		Hysan Development Co., Ltd. (m)	45
22		Kerry Properties Ltd. (m)	95
64		Lenovo Group Ltd. (m)	44
66		Li & Fung Ltd. (m)	302
18		Lifestyle International Holdings, Ltd. (m)	29
64		Link REIT (The) (m)	154
88		Mongolia Energy Co., Ltd. (a) (m)	43
42		MTR Corp. (m)	134
76		New World Development Ltd. (m)	123
70		Noble Group Ltd. (m)	142
26		NWS Holdings Ltd. (m)	42
7		Orient Overseas International Ltd. (m)	46
109		PCCW Ltd. (m)	29
40		Shangri-La Asia Ltd. (m)	70
50		Sino Land Co., Ltd. (m)	83
42		Sun Hung Kai Properties Ltd. (m)	532
23		Swire Pacific Ltd., Class A (m)	249
9		Television Broadcasts Ltd. (m)	41
39		Wharf Holdings Ltd. (m)	194
6		Wing Hang Bank Ltd. (m)	46
20		Yue Yuen Industrial Holdings Ltd. (m)	62

			6,881
		Hungary — 0.6%
139		Magyar Telekom Telecommunications plc (m)	500
15		MOL Hungarian Oil and Gas Nyrt. (a) (m)	1,386
81		OTP Bank plc (a) (m)	2,379
4		Richter Gedeon Nyrt. (m)	842

			5,107
		India — 0.6%
4		Bharat Heavy Electricals Ltd. (m)	198
6		Housing Development Finance Corp., Ltd. (m)	309
11		ICICI Bank Ltd., ADR (m)	380
15		Infosys Technologies Ltd. (m)	823
119		ITC Ltd., GDR (m)	647
7		Larsen & Toubro Ltd., GDR	208
32		NTPC Ltd. (m)	148
10		Oil & Natural Gas Corp., Ltd. (m)	236
23		Ranbaxy Laboratories Ltd., GDR (a)	225
43		Reliance Industries Ltd. (m)	967
8		Reliance Industries Ltd., GDR (e)	364
6		Sun Pharmaceutical Industries Ltd. (m)	190
142		United Phosphorus Ltd., ADR	478

			5,173
		Ireland — 1.0%
31		Allied Irish Banks plc (a) (m)	54
216		CRH plc (m)	5,221
23		Elan Corp. plc, ADR (a)	172
126		Elan Corp. plc (a) (m)	947
42		Experian plc (m)	398
16		Grafton Group plc (a) (m)	60
45		Kerry Group plc, Class A (m)	1,344
35		Ryanair Holdings plc (a) (m)	163
24		Shire plc (m)	471

			8,830
		Israel — 0.6%
69		Bank Hapoalim BM (a) (m)	295
83		Bank Leumi Le-Israel BM (a) (m)	355
101		Bezeq Israeli Telecommunication Corp., Ltd. (m)	259
4		Cellcom Israel Ltd. (m)	119
10		Check Point Software Technologies (a) (m)	315
32		Israel Chemicals Ltd. (m)	414
—	(h)	Koor Industries Ltd. (m)	—	(h)
34		Makhteshim-Agan Industries Ltd. (m)	171
85		Migdal Insurance & Financial Holding Ltd. (a) (m)	165
42		Teva Pharmaceutical Industries Ltd., ADR	2,402
18		Teva Pharmaceutical Industries Ltd. (m)	1,017

			5,512
		Italy — 7.5%
246		A2A S.p.A. (m)	466
7		Arnoldo Mondadori Editore S.p.A. (a) (m)	25
238		Assicurazioni Generali S.p.A. (m)	5,654
55		Atlantia S.p.A. (m)	1,371
18		Autogrill S.p.A. (a) (m)	221
135		Banca Carige S.p.A. (m)	348
450		Banca Monte dei Paschi di Siena S.p.A. (c)	728
84		Banca Popolare di Milano Scarl (m)	547
141		Banco Popolare SC (a) (m)	895
1,347		Enel S.p.A. (m)	7,241
533		ENI S.p.A. (m)	12,399
14		Exor S.p.A. (m)	229
155		Fiat S.p.A. (a) (m)	1,941
84		Finmeccanica S.p.A. (m)	1,168
11		Fondiaria-Sai S.p.A. (c)	178
1,567		Intesa Sanpaolo S.p.A. (a) (m)	5,966
192		Intesa Sanpaolo S.p.A. (m)	563
11		Italcementi S.p.A. (c)	137
26		Luxottica Group S.p.A. (m)	676
151		Mediaset S.p.A. (m)	1,145
96		Mediobanca S.p.A. (a) (m)	1,054
40		Mediolanum S.p.A. (c)	226
368		Parmalat S.p.A. (m)	923
560		Pirelli & C. S.p.A. (a) (m)	325
20		Prysmian S.p.A. (m)	371
53		Saipem S.p.A. (m)	1,711
299		Snam Rete Gas S.p.A. (m)	1,406
40		Telecom Italia Media S.p.A. (a) (m)	5
2,036		Telecom Italia S.p.A. (m)	3,044
1,223		Telecom Italia S.p.A., RNC (m)	1,420
274		Terna Rete Elettrica Nazionale S.p.A. (c)	1,103
3,253		UniCredit S.p.A. (a) (m)	8,971
105		UniCredit S.p.A. (a)	290
121		Unione di Banche Italiane ScpA (m)	1,656
172		Unipol Gruppo Finanziario S.p.A. (a) (c)	209

			64,612
		Japan — 17.7%
23		77 Bank Ltd. (The) (m)	121
2		ABC-Mart, Inc. (m)	74
2		Acom Co., Ltd. (c)	28
11		Advantest Corp. (m)	281
44		Aeon Co., Ltd. (m)	441
7		Aeon Credit Service Co., Ltd. (m)	73
6		Aeon Mall Co., Ltd. (m)	100
8		Aiful Corp. (c)	15
31		Aioi Insurance Co., Ltd. (m)	147
11		Air Water, Inc. (m)	126
13		Aisin Seiki Co., Ltd. (m)	346
47		Ajinomoto Co., Inc. (m)	445
3		Alfresa Holdings Corp. (m)	103
51		All Nippon Airways Co., Ltd. (m)	148
27		Amada Co., Ltd. (m)	181
56		Aozora Bank Ltd. (a) (m)	71
5		Arrk Corp. (a) (m)	3
27		Asahi Breweries Ltd. (m)	533
72		Asahi Glass Co., Ltd. (m)	721
88		Asahi Kasei Corp. (m)	440
14		Asics Corp. (m)	138
32		Astellas Pharma, Inc. (m)	1,173
21		Bank of Kyoto Ltd. (The) (m)	174
86		Bank of Yokohama Ltd. (The) (m)	406
5		Benesse Holdings, Inc. (m)	222
42		Bridgestone Corp. (m)	677
16		Brother Industries Ltd. (m)	176
4		Canon Marketing Japan, Inc. (m)	53
76		Canon, Inc. (m)	2,986
16		Casio Computer Co., Ltd. (m)	118
—	(h)	Central Japan Railway Co. (m)	786
56		Chiba Bank Ltd. (The) (m)	337
12		Chiyoda Corp. (m)	109
48		Chubu Electric Power Co., Inc. (m)	1,222
15		Chugai Pharmaceutical Co., Ltd. (m)	270
13		Chugoku Bank Ltd. (The) (m)	166
20		Chugoku Electric Power Co., Inc. (The) (m)	384
69		Chuo Mitsui Trust Holdings, Inc. (m)	245
20		Citizen Holdings Co., Ltd. (m)	132
4		Coca-Cola West Co., Ltd. (m)	72
40		Cosmo Oil Co., Ltd. (m)	87
11		Credit Saison Co., Ltd. (m)	136
40		Dai Nippon Printing Co., Ltd. (m)	553
19		Daicel Chemical Industries Ltd. (m)	117
16		Daido Steel Co., Ltd. (m)	58
14		Daihatsu Motor Co., Ltd. (m)	134
48		Daiichi Sankyo Co., Ltd. (m)	993
16		Daikin Industries Ltd. (m)	609
1		Dainippon Screen Manufacturing Co., Ltd. (a) (c)	5
13		Dainippon Sumitomo Pharma Co., Ltd. (m)	139
5		Daito Trust Construction Co., Ltd. (m)	258
36		Daiwa House Industry Co., Ltd. (m)	382
116		Daiwa Securities Group, Inc. (m)	582
—	(h)	Dena Co., Ltd. (m)	93
28		Denki Kagaku Kogyo KK (m)	116
34		Denso Corp. (m)	1,001
12		Dentsu, Inc. (c)	267
1		DIC Corp. (c)	2
20		Dowa Holdings Co., Ltd. (m)	109
24		East Japan Railway Co. (m)	1,618
18		Eisai Co., Ltd. (m)	658
9		Electric Power Development Co., Ltd. (m)	267
14		Elpida Memory, Inc. (a) (m)	238
4		FamilyMart Co., Ltd. (m)	141
14		Fanuc Ltd. (m)	1,306
3		Fast Retailing Co., Ltd. (m)	571
51		Fuji Electric Holdings Co., Ltd. (a) (c)	101
46		Fuji Heavy Industries Ltd. (a) (m)	216
—	(h)	Fuji Media Holdings, Inc. (m)	46
33		FUJIFILM Holdings Corp. (m)	1,048
133		Fujitsu Ltd. (m)	812
50		Fukuoka Financial Group, Inc. (m)	182
44		Furukawa Electric Co., Ltd. (m)	214
27		GS Yuasa Corp. (c)	173
25		Gunma Bank Ltd. (The) (m)	127
29		Hachijuni Bank Ltd. (The) (m)	167
2		Hakuhodo DY Holdings, Inc. (m)	98
81		Hankyu Hanshin Holdings, Inc. (m)	374
14		Hino Motors Ltd. (a) (m)	53
2		Hirose Electric Co., Ltd. (m)	221
38		Hiroshima Bank Ltd. (The) (m)	150
5		Hisamitsu Pharmaceutical Co., Inc. (m)	191
8		Hitachi Chemical Co., Ltd. (m)	179
8		Hitachi Construction Machinery Co., Ltd. (m)	168
5		Hitachi High-Technologies Corp. (m)	104
309		Hitachi Ltd. (a) (m)	1,060
12		Hitachi Metals Ltd. (m)	116
13		Hokkaido Electric Power Co., Inc. (m)	251
85		Hokuhoku Financial Group, Inc. (m)	177
14		Hokuriku Electric Power Co. (m)	296
118		Honda Motor Co., Ltd. (m)	3,985
30		Hoya Corp. (m)	787
9		Ibiden Co., Ltd. (m)	297
2		Idemitsu Kosan Co., Ltd. (m)	115
91		IHI Corp. (a) (m)	140
—	(h)	Inpex Corp. (m)	432
24		Isetan Mitsukoshi Holdings Ltd. (c)	224
84		Isuzu Motors Ltd. (a) (m)	179
4		Ito En Ltd. (c)	65
106		ITOCHU Corp. (m)	828
2		Itochu Techno-Solutions Corp. (m)	74
19		Iyo Bank Ltd. (The) (m)	157
36		J. Front Retailing Co., Ltd. (m)	172
3		Jafco Co., Ltd. (c)	67
2		Japan Petroleum Exploration Co. (m)	94
—	(h)	Japan Prime Realty Investment Corp. (c)	76
—	(h)	Japan Real Estate Investment Corp. (m)	308
—	(h)	Japan Retail Fund Investment Corp. (m)	107
24		Japan Steel Works Ltd. (The) (m)	295
—	(h)	Japan Tobacco, Inc. (m)	1,184
35		JFE Holdings, Inc. (m)	1,218
15		JGC Corp. (m)	277
47		Joyo Bank Ltd. (The) (m)	190
18		JS Group Corp. (m)	310
13		JSR Corp. (m)	255
14		JTEKT Corp. (m)	159
—	(h)	Jupiter Telecommunications Co., Ltd. (m)	175
59		Kajima Corp. (m)	123
22		Kamigumi Co., Ltd. (m)	169
20		Kaneka Corp. (m)	128
55		Kansai Electric Power Co., Inc. (The) (m)	1,257
13		Kansai Paint Co., Ltd. (m)	105
38		Kao Corp. (m)	919
96		Kawasaki Heavy Industries Ltd. (m)	247
52		Kawasaki Kisen Kaisha Ltd. (a) (c)	184
—	(h)	KDDI Corp. (m)	1,112
30		Keihin Electric Express Railway Co., Ltd. (m)	232
41		Keio Corp. (m)	258
21		Keisei Electric Railway Co., Ltd. (m)	115
3		Keyence Corp. (m)	690
13		Kikkoman Corp. (m)	150
11		Kinden Corp. (m)	101
116		Kintetsu Corp. (c)	399
60		Kirin Holdings Co., Ltd. (m)	911
182		Kobe Steel Ltd. (a) (m)	326
7		Koito Manufacturing Co., Ltd. (m)	122
67		Komatsu Ltd. (m)	1,339
6		Konami Corp. (m)	103
36		Konica Minolta Holdings, Inc. (m)	368
78		Kubota Corp. (m)	703
25		Kuraray Co., Ltd. (m)	285
8		Kurita Water Industries Ltd. (m)	245
11		Kyocera Corp. (m)	1,038
19		Kyowa Hakko Kirin Co., Ltd. (m)	194
27		Kyushu Electric Power Co., Inc. (m)	580
4		Lawson, Inc. (m)	203
2		Mabuchi Motor Co., Ltd. (m)	93
8		Makita Corp. (m)	267
116		Marubeni Corp. (m)	673
19		Marui Group Co., Ltd. (m)	114
2		Maruichi Steel Tube Ltd. (m)	36
9		Matsui Securities Co., Ltd. (m)	60
104		Mazda Motor Corp. (a) (m)	282
6		McDonalds Holdings Co., Japan Ltd. (m)	128
10		MEDIPAL HOLDINGS Corp. (m)	128
5		MEIJI Holdings Co., Ltd. (a) (m)	180
28		Minebea Co., Ltd. (m)	148
83		Mitsubishi Chemical Holdings Corp. (m)	344
92		Mitsubishi Corp. (m)	2,213
136		Mitsubishi Electric Corp. (a) (m)	1,057
84		Mitsubishi Estate Co., Ltd. (m)	1,365
28		Mitsubishi Gas Chemical Co., Inc. (m)	147
223		Mitsubishi Heavy Industries Ltd. (m)	779
7		Mitsubishi Logistics Corp. (m)	74
85		Mitsubishi Materials Corp. (a) (m)	221
245		Mitsubishi Motors Corp. (a) (c)	338
31		Mitsubishi Rayon Co., Ltd. (m)	127
16		Mitsubishi Tanabe Pharma Corp. (m)	227
894		Mitsubishi UFJ Financial Group, Inc. (m)	4,598
4		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	134
122		Mitsui & Co., Ltd. (m)	1,801
55		Mitsui Chemicals, Inc. (m)	147
43		Mitsui Engineering & Shipbuilding Co., Ltd. (m)	105
60		Mitsui Fudosan Co., Ltd. (m)	1,004
44		Mitsui Mining & Smelting Co., Ltd. (a) (m)	115
81		Mitsui OSK Lines Ltd. (m)	505
29		Mitsui Sumitomo Insurance Group Holdings, Inc. (m)	735
6		Mitsumi Electric Co., Ltd. (m)	101
973		Mizuho Financial Group, Inc. (m)	1,877
37		Mizuho Securities Co., Ltd. (m)	109
93		Mizuho Trust & Banking Co., Ltd. (a) (m)	93
15		Murata Manufacturing Co., Ltd. (m)	828
16		Namco Bandai Holdings, Inc. (m)	160
174		NEC Corp. (a) (m)	448
3		NEC Electronics Corp. (a) (c)	27
18		NGK Insulators Ltd. (m)	386
11		NGK Spark Plug Co., Ltd. (m)	133
12		NHK Spring Co., Ltd. (m)	104
8		Nidec Corp. (m)	741
23		Nikon Corp. (m)	472
7		Nintendo Co., Ltd. (m)	1,962
—	(h)	Nippon Building Fund, Inc. (m)	299
24		Nippon Electric Glass Co., Ltd. (m)	338
66		Nippon Express Co., Ltd. (m)	276
13		Nippon Meat Packers, Inc. (m)	167
61		Nippon Mining Holdings, Inc. (m)	264
85		Nippon Oil Corp. (m)	396
7		Nippon Paper Group, Inc. (m)	178
40		Nippon Sheet Glass Co Ltd. (m)	103
359		Nippon Steel Corp. (m)	1,302
38		Nippon Telegraph & Telephone Corp. (m)	1,587
102		Nippon Yusen KK (m)	352
46		Nipponkoa Insurance Co., Ltd. (m)	265
49		Nishi-Nippon City Bank Ltd. (The) (m)	127
11		Nissan Chemical Industries Ltd. (m)	145
178		Nissan Motor Co., Ltd. (a) (m)	1,449
18		Nissay Dowa General Insurance Co., Ltd. (m)	86
2		Nissha Printing Co., Ltd. (c)	84
16		Nisshin Seifun Group, Inc. (m)	207
51		Nisshin Steel Co., Ltd. (m)	87
10		Nisshinbo Industries, Inc. (m)	85
5		Nissin Foods Holdings Co. Ltd. (m)	155
3		Nitori Co., Ltd. (m)	192
12		Nitto Denko Corp. (m)	453
9		NOK Corp. (m)	130
255		Nomura Holdings, Inc. (m)	1,910
7		Nomura Real Estate Holdings, Inc. (m)	106
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	115
7		Nomura Research Institute Ltd. (m)	151
30		NSK Ltd. (m)	220
34		NTN Corp. (m)	145
—	(h)	NTT Data Corp. (m)	265
1		NTT DoCoMo, Inc. (m)	1,620
—	(h)	NTT Urban Development Corp. (m)	73
46		Obayashi Corp. (m)	164
—	(h)	Obic Co., Ltd. (m)	78
45		Odakyu Electric Railway Co., Ltd. (m)	365
58		OJI Paper Co., Ltd. (m)	244
15		Olympus Corp. (m)	460
14		Omron Corp. (m)	281
6		Ono Pharmaceutical Co., Ltd. (m)	276
1		Onward Holdings Co., Ltd. (m)	6
3		Oracle Corp. Japan (m)	114
4		Oriental Land Co., Ltd. (m)	258
7		ORIX Corp. (m)	550
136		Osaka Gas Co., Ltd. (m)	479
1		Otsuka Corp. (m)	65
139		Panasonic Corp. (m)	2,170
25		Panasonic Electric Works Co., Ltd. (m)	272
1		Pioneer Corp. (a) (c)	3
—	(h)	Promise Co., Ltd. (a) (c)	—	(h)
1		Rakuten, Inc. (m)	420
36		Resona Holdings, Inc. (m)	447
48		Ricoh Co., Ltd. (m)	689
3		Rinnai Corp. (m)	131
7		Rohm Co., Ltd. (m)	452
4		Sankyo Co., Ltd. (m)	209
5		Santen Pharmaceutical Co., Ltd. (m)	170
130		Sanyo Electric Co., Ltd. (a) (m)	217
25		Sapporo Hokuyo Holdings, Inc. (m)	102
20		Sapporo Holdings Ltd. (m)	106
1		SBI Holdings, Inc. (m)	237
15		Secom Co., Ltd. (m)	675
12		Sega Sammy Holdings, Inc. (m)	141
11		Seiko Epson Corp. (m)	185
29		Sekisui Chemical Co., Ltd. (m)	195
37		Sekisui House Ltd. (m)	353
35		Senshu Ikeda Holdings, Inc. (a) (c)	118
54		Seven & I Holdings Co Ltd. (m)	1,185
—	(h)	Seven Bank Ltd. (m)	75
70		Sharp Corp. (m)	837
12		Shikoku Electric Power Co., Inc. (m)	339
21		Shimadzu Corp. (m)	139
2		Shimamura Co., Ltd. (m)	131
5		Shimano, Inc. (m)	201
42		Shimizu Corp. (m)	158
30		Shin-Etsu Chemical Co., Ltd. (m)	1,544
6		Shinko Electric Industries Co., Ltd. (m)	78
85		Shinsei Bank Ltd. (a) (c)	106
21		Shionogi & Co., Ltd. (m)	435
24		Shiseido Co., Ltd. (m)	492
43		Shizuoka Bank Ltd. (The) (m)	373
95		Showa Denko KK (m)	195
15		Showa Shell Sekiyu KK (m)	119
4		SMC Corp. (m)	507
55		Softbank Corp. (m)	1,388
85		Sojitz Corp. (m)	156
63		Sompo Japan Insurance, Inc. (m)	411
71		Sony Corp. (m)	2,374
—	(h)	Sony Financial Holdings, Inc. (m)	181
5		Square Enix Holdings Co., Ltd. (m)	98
10		Stanley Electric Co., Ltd. (m)	188
8		Sumco Corp. (m)	136
112		Sumitomo Chemical Co., Ltd. (m)	502
79		Sumitomo Corp. (m)	891
52		Sumitomo Electric Industries Ltd. (m)	684
46		Sumitomo Heavy Industries Ltd. (a) (m)	233
237		Sumitomo Metal Industries Ltd. (m)	653
37		Sumitomo Metal Mining Co., Ltd. (m)	516
65		Sumitomo Mitsui Financial Group, Inc. (m)	2,101
27		Sumitomo Realty & Development Co., Ltd. (m)	483
13		Sumitomo Rubber Industries Ltd. (m)	102
100		Sumitomo Trust & Banking Co., Ltd. (The) (m)	556
14		Suruga Bank Ltd. (m)	122
4		Suzuken Co., Ltd. (c)	137
24		Suzuki Motor Corp. (m)	549
3		Sysmex Corp. (m)	140
20		T&D Holdings, Inc. (m)	403
59		Taiheiyo Cement Corp. (a) (m)	66
66		Taisei Corp. (m)	128
8		Taisho Pharmaceutical Co., Ltd. (m)	138
22		Taiyo Nippon Sanso Corp. (m)	216
20		Takashimaya Co., Ltd. (m)	146
54		Takeda Pharmaceutical Co Ltd. (m)	2,368
—	(h)	Takefuji Corp. (c)	1
8		TDK Corp. (m)	526
61		Teijin Ltd. (m)	184
12		Terumo Corp. (m)	665
9		THK Co., Ltd. (m)	184
55		Tobu Railway Co., Ltd. (m)	296
8		Toho Co., Ltd. (m)	133
33		Toho Gas Co., Ltd. (m)	173
30		Tohoku Electric Power Co., Inc. (m)	610
51		Tokio Marine Holdings, Inc. (m)	1,371
22		Tokuyama Corp. (m)	117
86		Tokyo Electric Power Co., Inc. (The) (m)	2,303
12		Tokyo Electron Ltd. (m)	731
164		Tokyo Gas Co., Ltd. (m)	664
10		Tokyo Steel Manufacturing Co., Ltd. (m)	94
29		Tokyo Tatemono Co., Ltd. (m)	115
79		Tokyu Corp. (m)	321
27		Tokyu Land Corp. (m)	100
20		TonenGeneral Sekiyu KK (m)	166
38		Toppan Printing Co., Ltd. (m)	333
96		Toray Industries, Inc. (m)	526
288		Toshiba Corp. (a) (m)	1,572
40		Tosoh Corp. (m)	102
18		TOTO Ltd. (m)	111
11		Toyo Seikan Kaisha Ltd. (m)	151
7		Toyo Suisan Kaisha Ltd. (m)	185
4		Toyobo Co., Ltd. (m)	6
5		Toyoda Gosei Co., Ltd. (m)	144
6		Toyota Boshoku Corp. (m)	120
13		Toyota Industries Corp. (m)	387
208		Toyota Motor Corp. (m)	7,993
15		Toyota Tsusho Corp. (m)	223
8		Trend Micro, Inc. (m)	280
4		Tsumura & Co. (m)	139
75		Ube Industries Ltd. (m)	195
3		Unicharm Corp. (m)	270
5		Uniden Corp. (a) (m)	12
13		UNY Co., Ltd. (m)	99
8		Ushio, Inc. (m)	137
1		USS Co., Ltd. (m)	91
—	(h)	West Japan Railway Co. (m)	410
1		Yahoo! Japan Corp.	380
7		Yakult Honsha Co., Ltd. (m)	197
6		Yamada Denki Co., Ltd. (m)	401
15		Yamaguchi Financial Group, Inc. (m)	149
10		Yamaha Corp. (m)	124
17		Yamaha Motor Co., Ltd. (a) (m)	226
27		Yamato Holdings Co., Ltd. (m)	364
2		Yamato Kogyo Co., Ltd. (m)	72
8		Yamazaki Baking Co., Ltd. (m)	93
17		Yaskawa Electric Corp. (m)	141
16		Yokogawa Electric Corp. (m)	133

			153,033
		Luxembourg — 1.0%
75		ArcelorMittal (m)	2,896
5		Millicom International Cellular S.A. (m)	381
23		SES S.A. FDR (m)	512
117		Tenaris S.A. (m)	2,612
95		Tenaris S.A. (m)	2,125

			8,526
		Mexico — 0.6%
26		Alfa S.A.B. de C.V., Class A (c)	166
817		America Movil S.A.B. de C.V., Series L (m)	1,788
339		Cemex S.A.B. de C.V. (a) (m)	311
127		Fomento Economico Mexicano S.A.B. de C.V. (m)	536
7		Fresnillo plc (m)	80
24		Grupo Carso S.A.B. de C.V., Class A1 (c)	76
231		Grupo Mexico S.A.B. de C.V., Class B (m)	470
34		Grupo Modelo S.A.B. de C.V., Series C, (a) (m)	169
147		Grupo Televisa S.A. (c)	576
38		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	168
112		Telefonos de Mexico S.A.B. de C.V., Class L (m)	91
107		Telefonos de Mexico S.A.B. de C.V., Class A (m)	86
112		Telmex Internacional S.A.B. de C.V., Class L (m)	99
107		Telmex Internacional S.A.B. de C.V., Class A (m)	89
146		Wal-Mart de Mexico S.A.B. de C.V., Series V (c)	648

			5,353
		Netherlands — 4.8%
198		Aegon N.V. (a) (m)	1,182
29		Akzo Nobel N.V. (m)	1,707
56		ASML Holding N.V. (m)	1,744
6		Corio N.V. (m)	394
36		European Aeronautic Defence and Space Co., N.V. (m)	698
8		Fugro N.V. CVA (m)	483
15		Heineken Holding N.V. (m)	616
32		Heineken N.V. (m)	1,561
446		ING Groep N.V. CVA (a) (m)	4,180
22		James Hardie Industries N.V. (a) (m)	141
151		Koninklijke Ahold N.V. (m)	1,894
6		Koninklijke Boskalis Westminster CVA (m)	222
19		Koninklijke DSM N.V. (m)	903
213		Koninklijke KPN N.V. (m)	3,531
123		Koninklijke Philips Electronics N.V. (m)	3,716
4		Koninklijke Vopak N.V. (a) (m)	293
36		QIAGEN N.V. (a) (m)	784
13		Randstad Holding N.V. (a) (c)	606
88		Reed Elsevier N.V. (m)	1,060
148		Royal Dutch Shell plc, Class A (m)	4,080
111		Royal Dutch Shell plc, Class B (m)	2,959
20		SBM Offshore N.V. (m)	394
47		TNT N.V. (m)	1,347
209		Unilever N.V. (c)	6,393
33		Wolters Kluwer N.V. (m)	696

			41,584
		New Zealand — 0.5%
370		Auckland International Airport Ltd. (m)	495
130		Contact Energy Ltd. (a) (m)	527
260		Fletcher Building Ltd. (m)	1,443
247		Sky City Entertainment Group Ltd. (m)	571
798		Telecom Corp. of New Zealand Ltd. (m)	1,332

			4,368
		Norway — 1.7%
189		DnB NOR ASA (a) (m)	2,136
142		Norsk Hydro ASA (a) (m)	1,029
26		Norske Skogindustrier ASA (a) (c)	44
161		Orkla ASA (m)	1,448
67		Renewable Energy Corp. ASA (a) (c)	387
237		Statoil ASA (m)	5,313
175		Telenor ASA (a) (m)	2,273
41		Yara International ASA (m)	1,702

			14,332
		Philippines — 0.6%
60		Ayala Corp. (m)	376
2,473		Ayala Land, Inc. (m)	555
110		Banco de Oro Unibank, Inc. (m)	85
670		Bank of the Philippine Islands (m)	653
2,598		Energy Development Corp. (m)	264
10		Globe Telecom, Inc. (m)	192
236		Manila Electric Co. (m)	819
542		Petron Corp. (a) (m)	59
16		Philippine Long Distance Telephone Co. (m)	897
187		San Miguel Corp., Class B (m)	288
4,907		SM Prime Holdings, Inc. (m)	987

			5,175
		Portugal — 0.8%
642		Banco Comercial Portugues S.A., Class R (m)	694
131		Banco Espirito Santo S.A. (m)	759
42		Brisa Auto-Estradas de Portugal S.A. (m)	402
57		Cimpor Cimentos de Portugal SGPS S.A. (m)	482
449		Energias de Portugal S.A. (m)	1,779
37		Galp Energia SGPS S.A., Class B (m)	595
52		Jeronimo Martins SGPS S.A. (m)	497
148		Portugal Telecom SGPS S.A. (m)	1,525

			6,733
		Singapore — 0.7%
69		Ascendas REIT (m)	94
116		CapitaLand Ltd. (m)	315
100		CapitaMall Trust (m)	119
23		City Developments Ltd. (m)	175
86		ComfortDelgro Corp., Ltd. (m)	97
49		Cosco Corp. Singapore Ltd. (m)	43
78		DBS Group Holdings Ltd. (m)	785
45		Fraser and Neave Ltd. (m)	132
296		Golden Agri-Resources Ltd. (a) (m)	109
6		Jardine Cycle & Carriage Ltd. (m)	109
58		Keppel Corp., Ltd. (m)	343
42		Neptune Orient Lines Ltd. (m)	51
55		Olam International Ltd. (m)	93
114		Oversea-Chinese Banking Corp. Ltd. (m)	662
45		SembCorp Industries Ltd. (m)	112
38		SembCorp Marine Ltd. (m)	89
24		Singapore Airlines Ltd. (m)	236
1		Singapore Airport Terminal Services Ltd. (m)	2
39		Singapore Exchange Ltd. (m)	220
73		Singapore Press Holdings Ltd. (m)	192
62		Singapore Technologies Engineering Ltd. (m)	135
356		Singapore Telecommunications Ltd. (m)	758
27		StarHub Ltd. (m)	42
55		United Overseas Bank Ltd. (m)	702
23		UOL Group Ltd. (m)	60
58		Wilmar International Ltd. (m)	271

			5,946
		South Africa — 0.6%
1		Anglo Platinum Ltd. (a) (m)	132
9		AngloGold Ashanti Ltd. (m)	311
12		Bidvest Group Ltd. (m)	205
133		FirstRand Ltd. (m)	322
23		Gold Fields Ltd. (m)	261
17		Impala Platinum Holdings Ltd. (m)	435
54		MTN Group Ltd. (m)	773
13		Naspers Ltd., Class N (m)	470
22		Pretoria Portland Cement Co., Ltd. (m)	97
88		Sanlam Ltd. (m)	262
14		Sappi Ltd. (a) (m)	59
20		Sasol Ltd. (m)	723
17		Shoprite Holdings Ltd. (m)	155
30		Standard Bank Group Ltd. (m)	425
15		Telkom S.A. Ltd. (m)	65
8		Tiger Brands Ltd. (m)	179

			4,874
		South Korea — 0.6%
3		Daelim Industrial Co., Ltd. (a) (m)	206
10		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (m)	156
5		Hyundai Mobis (a) (m)	641
3		LG Chem Ltd. (m)	571
6		LG Electronics, Inc. (m)	599
2		POSCO (m)	852
1		Samsung Electronics Co., Ltd. (m)	941
3		Samsung Fire & Marine Insurance Co., Ltd. (m)	486
1		Shinsegae Co., Ltd. (m)	262
1		SK Telecom Co., Ltd. (m)	184

			4,898
		Spain — 6.0%
35		Abertis Infraestructuras S.A. (m)	701
3		Acciona S.A. (m)	419
17		Acerinox S.A. (c)	319
17		ACS Actividades de Construccion y Servicios S.A. (c)	823
441		Banco Bilbao Vizcaya Argentaria S.A. (m)	6,716
111		Banco de Sabadell S.A. (c)	594
24		Banco de Valencia S.A. (m)	182
112		Banco Popular Espanol S.A. (m)	845
1,016		Banco Santander S.A. (c)	14,509
34		Bankinter S.A. (m)	306
99		Criteria Caixacorp S.A. (m)	448
57		EDP Renovaveis S.A. (a) (m)	495
23		Enagas (m)	482
—	(h)	Endesa S.A. (m)	14
56		Ferrovial S.A. (m)	580
4		Fomento de Construcciones y Contratas S.A. (c)	142
26		Gamesa Corp. Tecnologica S.A. (m)	378
29		Gas Natural SDG S.A. (m)	573
9		Gestevision Telecinco S.A. (m)	123
14		Grifols S.A. (c)	220
104		Iberdrola Renovables S.A. (m)	459
459		Iberdrola S.A. (m)	3,910
83		Iberia Lineas Aereas de Espana (a) (m)	254
27		Inditex S.A. (m)	1,723
13		Indra Sistemas S.A. (m)	285
91		Mapfre S.A. (m)	357
14		Red Electrica Corp. S.A. (m)	691
91		Repsol YPF S.A. (m)	2,153
15		Sacyr Vallehermoso S.A. (a) (c)	156
1		Sociedad General de Aguas de Barcelona S.A., Class A (m)	18
529		Telefonica S.A. (m)	12,683
16		Zardoya Otis S.A. (c)	304

			51,862
		Sweden — 1.8%
23		Alfa Laval AB (c)	313
16		Assa Abloy AB, Class B (m)	278
45		Atlas Copco AB, Class A (m)	607
24		Atlas Copco AB, Class B (m)	287
15		Electrolux AB, Series B (a) (m)	354
3		Eniro AB (a) (c)	16
15		Getinge AB, Class B (m)	319
33		Hennes & Mauritz AB, Class B (m)	1,930
—	(h)	Hoganas AB, Class B (m)	10
4		Holmen AB, Class B (m)	95
23		Husqvarna AB, Class B (a) (m)	155
34		Investor AB, Class B (m)	592
2		Loomis AB, Class B (c)	24
14		Lundin Petroleum AB (a) (m)	104
10		Niscayah Group AB (m)	21
215		Nordea Bank AB (m)	1,972
66		Sandvik AB (m)	712
18		Scania AB, Class B (m)	225
25		Securitas AB, Class B (m)	240
101		Skandinaviska Enskilda Banken AB, Class A (a) (m)	597
27		Skanska AB, Class B (m)	415
25		SKF AB, Class B (m)	389
10		SSAB AB, Class A (m)	159
8		SSAB AB, Class B (m)	111
36		Svenska Cellulosa AB, Class B (m)	479
32		Svenska Handelsbanken AB, Class A (m)	822
37		Swedbank AB, Class A (a) (m)	319
14		Swedish Match AB (m)	286
22		Tele2 AB, Class B (m)	314
197		Telefonaktiebolaget LM Ericsson, Class B (m)	1,910
143		TeliaSonera AB (m)	959
33		Volvo AB, Class A (m)	280
68		Volvo AB, Class B (m)	577

			15,871
		Switzerland — 2.2%
52		ABB Ltd. (a) (m)	933
2		Actelion Ltd. (a) (m)	93
3		Adecco S.A. (m)	152
3		Aryzta AG (c)	111
2		Aryzta AG (m)	86
1		Baloise Holdings AG (m)	78
11		Compagnie Financiere Richemont S.A., Class A (m)	369
27		Credit Suisse Group AG (m)	1,172
4		GAM Holding Ltd. (m)	50
1		Geberit AG (m)	176
—	(h)	Givaudan S.A. (m)	159
5		Holcim Ltd. (a) (m)	375
4		Julius Baer Group Ltd. (m)	146
1		Kuehne & Nagel International AG (m)	106
—	(h)	Lindt & Spruengli AG (m)	99
3		Logitech International S.A. (a) (c)	55
1		Lonza Group AG (m)	86
78		Nestle S.A. (m)	3,687
1		Nobel Biocare Holding AG (m)	40
49		Novartis AG (m)	2,596
16		Roche Holding AG (m)	2,697
2		Schindler Holding AG (m)	156
—	(h)	SGS S.A. (m)	189
1		Sonova Holding AG (m)	132
54		STMicroelectronics N.V. (c)	439
—	(h)	Sulzer AG (m)	36
1		Swatch Group AG (The) (m)	200
1		Swatch Group AG (The) (m)	37
1		Swiss Life Holding AG (a) (m)	104
8		Swiss Reinsurance Co., Ltd. (m)	364
1		Swisscom AG (m)	183
2		Syngenta AG (m)	519
83		UBS AG (a) (m)	1,082
79		Xstrata plc (a) (m)	1,276
3		Zurich Financial Services AG (m)	725

			18,708
		Taiwan — 0.6%
259		Asustek Computer, Inc. (m)	500
228		Cathay Financial Holding Co., Ltd. (a) (m)	384
179		Chi Mei Optoelectronics Corp. (a) (m)	139
449		China Steel Corp. (m)	455
258		Far Eastern New Century Corp. (m)	282
237		HON HAI Precision Industry Co., Ltd. (m)	989
246		Quanta Computer, Inc. (m)	489
907		Taishin Financial Holdings Co., Ltd. (a) (m)	354
190		Taiwan Mobile Co., Ltd. (m)	368
622		Taiwan Semiconductor Manufacturing Co., Ltd. (m)	1,181
335		United Microelectronics Corp. (m)	166

			5,307
		Thailand — 0.6%
252		Advanced Info Service PCL (m)	627
219		Bangkok Bank PCL, Class F (m)	738
80		Electricity Generating PCL (m)	193
294		Kasikornbank PCL (m)	777
750		Krung Thai Bank PCL (m)	216
183		PTT Exploration & Production PCL (m)	734
115		PTT PCL (m)	764
125		Siam Cement PCL (m)	833
289		Siam Commercial Bank PCL (m)	707

			5,589
		Turkey — 0.7%
148		Akbank TAS (m)	867
64		Aksigorta AS (m)	79
39		Anadolu Efes Biracilik Ve Malt Sanayii AS (m)	399
158		Eregli Demir ve Celik Fabrikalari TAS (a) (m)	498
46		Haci Omer Sabanci Holding AS (m)	196
28		Tupras Turkiye Petrol Rafine (m)	571
115		Turkcell Iletisim Hizmet A/S (m)	841
320		Turkiye Garanti Bankasi A/S (m)	1,342
176		Turkiye Is Bankasi, Class C (m)	774
133		Yapi ve Kredi Bankasi A/S (a) (m)	321

			5,888
		United Kingdom — 8.9%
41		3i Group plc (m)	170
8		Admiral Group plc (m)	146
14		AMEC plc (m)	174
54		Anglo American plc (a) (m)	1,996
17		Antofagasta plc (m)	233
15		Associated British Foods plc (m)	211
60		AstraZeneca plc (m)	2,788
9		Autonomy Corp. plc (a) (m)	227
113		Aviva plc (m)	691
144		BAE Systems plc (m)	808
30		Balfour Beatty plc (m)	127
473		Barclays plc (m)	2,020
139		BG Group plc (m)	2,558
91		BHP Billiton plc (m)	2,676
777		BP plc (m)	7,253
24		British Airways plc (a) (c)	78
83		British American Tobacco plc (m)	2,735
36		British Land Co. plc (m)	251
49		British Sky Broadcasting Group plc (m)	411
320		BT Group plc (m)	699
14		Bunzl plc (m)	138
19		Burberry Group plc (m)	181
108		Cable & Wireless plc (m)	244
57		Cadbury plc (m)	748
58		Cairn Energy plc (a) (m)	297
25		Capita Group plc (The) (m)	289
7		Carnival plc (a) (m)	247
19		Carphone Warehouse Group plc (m)	57
213		Centrica plc (m)	915
48		Cobham plc (m)	179
76		Compass Group plc (m)	518
104		Diageo plc (m)	1,744
16		Drax Group plc (m)	102
11		Eurasian Natural Resources Corp. (m)	154
20		Firstgroup plc (m)	120
53		G4S plc (m)	214
215		GlaxoSmithKline plc (m)	4,188
29		Hammerson plc (m)	175
37		Home Retail Group plc (m)	150
719		HSBC Holdings plc (m)	7,695
23		ICAP plc (m)	134
—	(h)	IMI plc (m)	3
42		Imperial Tobacco Group plc (m)	1,364
19		Inmarsat plc (m)	202
10		Intercontinental Hotels Group plc (m)	143
65		International Power plc (m)	330
34		Invensys plc (m)	164
18		Investec plc (m)	123
49		J Sainsbury plc (m)	251
9		Johnson Matthey plc (m)	210
9		Kazakhmys plc (a) (m)	174
100		Kingfisher plc (m)	337
32		Land Securities Group plc (m)	321
239		Legal & General Group plc (m)	288
21		Liberty International plc (m)	153
1,578		Lloyds Banking Group plc (a) (m)	1,269
6		London Stock Exchange Group plc (m)	63
6		Lonmin plc (a) (m)	184
70		Man Group plc (m)	261
64		Marks & Spencer Group plc (m)	357
1		Meggitt plc (m)	2
101		National Grid plc (m)	1,012
8		Next plc (m)	260
222		Old Mutual plc (a) (m)	366
33		Pearson plc (m)	470
8		Petrofac Ltd. (m)	130
104		Prudential plc (m)	956
4		Randgold Resources Ltd. (m)	259
25		Reckitt Benckiser Group plc (m)	1,297
49		Reed Elsevier plc (m)	393
102		Resolution Ltd. (a) (m)	130
38		Rexam plc (m)	180
57		Rio Tinto plc (m)	2,769
76		Rolls-Royce Group plc (a) (m)	578
709		Royal Bank of Scotland Group plc (a) (m)	360
142		RSA Insurance Group plc (m)	290
39		SABMiller plc (m)	1,061
55		Sage Group plc (The) (m)	208
5		Schroders plc (m)	106
38		Scottish & Southern Energy plc (m)	709
31		Segro plc (m)	152
20		Serco Group plc (m)	162
10		Severn Trent plc (m)	174
36		Smith & Nephew plc (m)	365
16		Smiths Group plc (m)	248
83		Standard Chartered plc (m)	1,915
90		Standard Life plc (m)	281
329		Tesco plc (m)	2,225
36		Thomas Cook Group plc (m)	131
36		Tomkins plc (m)	109
23		TUI Travel plc (m)	93
33		Tullow Oil plc (m)	606
53		Unilever plc (m)	1,617
29		United Utilities Group plc (m)	245
6		Vedanta Resources plc (m)	225
2,179		Vodafone Group plc (m)	4,656
7		Whitbread plc (m)	165
3		William Hill plc (m)	9
87		Wm Morrison Supermarkets plc (m)	401
12		Wolseley plc (a) (m)	265
51		WPP plc (m)	472

			76,990
		United States — 0.0% (g)
1		Synthes, Inc. (m)	160
28		Wheelock & Co., Ltd. (m)	73

			233
		Total Common Stocks (Cost $604,583)	833,804

Investment Companies — 0.7%
		United States — 0.7%
34		iShares MSCI EAFE Index Fund	1,784
45		iShares MSCI Germany Index Fund	906
79		iShares MSCI Pacific ex-Japan Index Fund	3,005

		Total Investment Companies (Cost $5,476)	5,695

Preferred Stocks — 1.0%
		Brazil — 0.4%
32		Banco Bradesco S.A. (m)	532
8		Cia Energetica de Minas Gerais (m)	125
26		Cia Vale do Rio Doce, Class A (m)	590
78		Itau Unibanco Banco Multiplo S.A. (m)	1,487
35		Petroleo Brasileiro S.A. (m)	634
10		Tele Norte Leste Participacoes S.A. (m)	187

			3,555
		Chile — 0.0% (g)
12		Sociedad Quimica y Minera de Chile S.A., Class B (m)	445

		Germany — 0.6%
8		Bayerische Motoren Werke AG (m)	244
12		Fresenius SE (m)	813
27		Henkel AG & Co. KGaA (m)	1,352
13		Porsche Automobil Holding SE (m)	746
6		RWE AG (m)	490
16		Volkswagen AG (m)	1,273

			4,918
		Japan — 0.0% (g)
2		Ito En Ltd. (m)	21

		Total Preferred Stocks (Cost $4,371)	8,939

NUMBER OF WARRANTS
Warrants — 0.0% (g)
		France — 0.0% (g)
2		Fonciere Des Regions, expiring 12/31/10 (a) (m)	1

		Italy — 0.0% (g)
130		Unione di Banche Italiane SCPA, expiring 06/30/11 (a) (m)	8

		Total Warrants (Cost $—)	9

SHARES
Short-Term Investment — 0.9%
		Investment Company — 0.9%
7,701		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	7,701
		(Cost $7,701)
Investments of Cash Collateral for Securities on Loan — 5.6%
		Investment Company — 5.6%
48,651		JPMorgan Prime Money Market Fund, Capital Shares, 0.110% (b) (l) (Cost $48,651)	48,651

		Total Investments — 104.7% (Cost $670,782 )	904,799
		Liabilities in Excess of Other Assets — (4.7)%	(40,528)
		NET ASSETS — 100.0%	$864,271

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
(excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	15.1%
Oil, Gas & Consumable Fuels	7.5
Pharmaceuticals	5.5
Diversified Telecommunication Services	5.4
Electric Utilities	4.8
Insurance	4.6
Metals & Mining	4.4
Chemicals	3.7
Automobiles	3.5
Food Products	2.4
Industrial Conglomerates	2.3
Beverages	2.2
Food & Staples Retailing	2.1
Wireless Telecommunication Services	1.9
Machinery	1.8
Multi-Utilities	1.7
Capital Markets	1.6
Construction Materials	1.4
Media	1.4
Diversified Financial Services	1.3
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	1.2
Electrical Equipment	1.2
Real Estate Management & Development	1.1
Software	1.1
Others (each less than 1.0%)	19.5

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
38	TOPIX Index	03/11/10	$3,766	$13
249	Dow Jones Euro STOXX 50 Index	03/19/10	9,573	(407)
36	FTSE 100 Index	03/19/10	2,963	(37)
				$(431)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $0 which amounts to less than 0.1% of total investments. In addition, the value and percentage, based on total investments (excluding Investments of Cash Collateral for Securities on Loan), of the investments that apply the fair valuation policy for international investments are approximately $819,422,000 and 95.7%, respectively.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$291,452
Aggregate gross unrealized depreciation	(57,435)
Net unrealized appreciation/depreciation	$234,017
Federal income tax cost of investments	$670,782

International Equity Index Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Argentina	859	—	—		859
Australia	—	38,785	—	(a)	38,785
Austria	—	13,631	—		13,631
Belgium	—	17,749	—		17,749
Bermuda	—	1,345	—		1,345
Brazil	1,173	—	—		1,173
Chile	3,134	1,674	—		4,808
China	—	5,085	—		5,085
Cyprus	—	725	—		725
Denmark	$—	$11,488	$—		$11,488
Finland	—	7,576	—		7,576
France	—	85,750	—		85,750
Germany	—	105,520	—		105,520
Greece	—	7,925	—		7,925
Hong Kong	—	6,881	—		6,881
Hungary	—	5,107	—		5,107
India	—	5,173	—		5,173
Ireland	—	8,830	—		8,830
Israel	434	5,078	—		5,512
Italy	—	64,612	—		64,612
Japan	—	153,033	—		153,033
Luxembourg	2,612	5,914	—		8,526
Mexico	5,273	80	—		5,353
Netherlands	—	41,584	—		41,584
New Zealand	—	4,368	—		4,368
Norway	—	14,332	—		14,332
Philippines	—	5,175	—		5,175
Portugal	—	6,733	—		6,733
Singapore	—	5,946	—		5,946
South Africa	—	4,874	—		4,874
South Korea	—	4,898	—		4,898
Spain	—	51,862	—		51,862
Sweden	—	15,871	—		15,871
Switzerland	—	18,708	—		18,708
Taiwan	—	5,307	—		5,307
Thailand	—	5,589	—		5,589
Turkey	—	5,888	—		5,888
United Kingdom	—	76,990	—		76,990
United States	—	233	—		233
Total Common Stocks	13,485	820,319	—		833,804
Preferred Stocks
Brazil	3,555	—	—		3,555
Chile	—	445	—		445
Germany	—	4,918	—		4,918
Japan	—	21	—		21
Total Preferred Stocks	3,555	5,384	—		8,939
Investment Companies	5,695	—	—		5,695
Warrants
France	—	1	—		1
Italy	—	8	—		8
Total Warrants	—	9	—		9
Short-Term Investments
Investment Companies	7,701	—	—		7,701
Investments of Cash Collateral for Securities on Loan
Investment Companies	48,651	—	—		48,651
Total Investments in Securities	$79,087	$825,712	$—		$904,799

Appreciation in Other Financial Instruments
Futures Contracts	$13	$—	$—		$13

Depreciation in Other Financial Instruments
Futures Contracts	$(444)	$—	$—		$(444)

*Other financial instruments include futures, forwards and swap contracts.
(a) Security has zero value.

	Balance as of 10/31/09		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 1/31/10
Investments in Securities
Common Stocks - Australia	-	(a)	-	-	-	-	-	-	(a)
Total	$ -	(a)	$ -	$ -	$ -	$ -	$ -	$ -	(a)

(a) Security has zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 18, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

March 18, 2010